Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 988	$ 2,036	$ 1,296
Exploration in operating units	49,229	80,796	56,412
Total exploration in operating units	48,790	79,748	57,152
Final balance of finished goods and products in process	(549)	(1,408)	(2,036)
Write - off of products in process	0	420	0
Final balance of products in process and finished goods, net of depreciation and amortization	(549)	(988)	(2,036)
Disbursement of exploration in operating activities	49,229	80,796	56,412
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	35,785	51,912	45,437
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	6,357	7,097	3,891
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	2,694	4,502	3,839
Short-term and low-value lease
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	1,791	5,016	2,641
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	720	470	108
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	237	72	834
Maintenance and repairment
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	66	211	165
Purchase of land
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	0	10,066	0
Other
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 1,140	$ 402	$ 237